Interest-bearing loans and borrowings - Summary of Compulsorily convertible preference shares (Detail) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure Of Detailed Information About Series A Compulsory Convertible Preference Shares Line Items [Line Items]
Amount received			₨ 20,903
Series A Compulsory Convertible Preference Shares
Disclosure Of Detailed Information About Series A Compulsory Convertible Preference Shares Line Items [Line Items]
Number of shares allotted | shares	49,184,611
Amount received | ₨	₨ 20,903
GS Wyvern Holding Limited | Series A Compulsory Convertible Preference Shares
Disclosure Of Detailed Information About Series A Compulsory Convertible Preference Shares Line Items [Line Items]
Number of shares allotted | shares	16,395,294
Face value | ₨ / shares	₨ 425
Amount received | ₨	₨ 6,968
Green Rock B Two Thousand And Fourteen Limited | Series A Compulsory Convertible Preference Shares
Disclosure Of Detailed Information About Series A Compulsory Convertible Preference Shares Line Items [Line Items]
Number of shares allotted | shares	16,318,729
Face value | ₨ / shares	₨ 425
Amount received | ₨	₨ 6,935
Canada Pension Plan Investment Board | Series A Compulsory Convertible Preference Shares
Disclosure Of Detailed Information About Series A Compulsory Convertible Preference Shares Line Items [Line Items]
Number of shares allotted | shares	16,470,588
Face value | ₨ / shares	₨ 425
Amount received | ₨	₨ 7,000